Notes to the Profit or Loss Statement - Summary Of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Regional Distribution of Revenue [Line Items]
Revenues	€ 238,278,313	€ 278,267,003	€ 179,611,844
Germany
Summary of Regional Distribution of Revenue [Line Items]
Revenues	0	0	0
Europe (excluding Germany)
Summary of Regional Distribution of Revenue [Line Items]
Revenues	26,794,000	28,739,000	19,075,000
Asia
Summary of Regional Distribution of Revenue [Line Items]
Revenues	8,000	597,000	4,253,000
USA
Summary of Regional Distribution of Revenue [Line Items]
Revenues	€ 211,476,000	€ 248,931,000	€ 156,284,000